ACQUISITIONS - Narrative - Votorantim (Details) - USD ($) $ in Millions		6 Months Ended
	Apr. 01, 2018	Jun. 30, 2019
Votorantim Siderurgia (ArcelorMittal Sul Fluminense)
Disclosure of detailed information about business combination [line items]
Proportion of ownership interests held by non-controlling interests	2.99%
Consideration payable	$ 328
Contingent consideration arrangements and indemnification assets recognised as of acquisition date		$ 83
Contingent liabilities recognised as of acquisition date		93
Unfavorable contracts recognised as of acquisition date		293
Borrowings recognised as of acquisition date		211
Cash and cash equivalents recognised as of acquisition date		13
Fair value of acquired receivables		141
Trade receivables recognised as of acquisition date		92
Gross contractual amounts receivable for acquired receivables		108
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables		16
Acquisition-related costs	$ 8
Sitrel
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%
Sitrel | Votorantim Siderurgia (ArcelorMittal Sul Fluminense)
Disclosure of detailed information about business combination [line items]
Investments in joint ventures		82
Other liabilities | Votorantim Siderurgia (ArcelorMittal Sul Fluminense)
Disclosure of detailed information about business combination [line items]
Measurement period adjustment		8
Goodwill | Votorantim Siderurgia (ArcelorMittal Sul Fluminense)
Disclosure of detailed information about business combination [line items]
Measurement period adjustment		$ 8